STOCK OPTION RESERVE (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended					2 Months Ended	12 Months Ended
	Jun. 08, 2022 $ / shares shares	Mar. 30, 2023 $ / shares shares	Mar. 29, 2023 shares	Jul. 27, 2022 shares	Feb. 15, 2022 $ / shares shares	Jan. 19, 2022 $ / shares shares	Jul. 27, 2022 $ / shares	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Jan. 13, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Compensation expense | $								$ 4,300	$ 8,900	$ 8,000
Number of shares available for awards		746,120
Number of shares available for granted		87,600
Number of shares available for grants		651,020
Number of shares available for option granted		7,500
Vested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding								7,500	7,500
Unvested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding								738,620
Non Executive Board [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased		14,600
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Exercisable price | $ / shares		$ 2.92
Expiration date		Mar. 30, 2033
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Option issued											350,000
Consultants [Member]
IfrsStatementLineItems [Line Items]
Option issued											518,000
N 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Option issued											868,000
Exercise price | $ / shares											$ 17.75
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Stock granted								243,000
Fair value per share | $ / shares								$ 17.75
Compensation expense | $								$ 4,300
Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted						302,000
Fair value per share | $ / shares						$ 10.22
Compensation expense | $								$ 4,100
Number of shares available for awards		2,880,992	879,180
Amended And Restated 2021 Equity Incentive Plan [Member] | Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Stock granted				15,900
Fair value per share | $ / shares							$ 10.06
Amended And Restated 2021 Equity Incentive Plan [Member] | Two Members [Member]
IfrsStatementLineItems [Line Items]
Stock granted						13,800
Amended And Restated 2021 Equity Incentive Plan [Member] | Employees [Member]
IfrsStatementLineItems [Line Items]
Stock granted						288,200
Amended And Restated 2021 Equity Incentive Plan [Member] | Directors [Member]
IfrsStatementLineItems [Line Items]
Stock granted					13,800	135,740
Fair value per share | $ / shares					$ 8.59	$ 10.22
Amended And Restated 2021 Equity Incentive Plan [Member] | Executive [Member]
IfrsStatementLineItems [Line Items]
Stock granted	50,000
Fair value per share | $ / shares	$ 11.00
I Ox Option Plan [Member]
IfrsStatementLineItems [Line Items]
Compensation expense | $									$ 200	$ 900
Intrinsic value of stock options | $									$ 100